SCHEDULE OF STOCK-BASED COMPENSATION RELATED TO ITS OPTIONS AND WARRANTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	$ 4,878,655	$ 18,750
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	4,846,867	18,750
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	$ 31,788